SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Depreciation	$ 207	$ 275	$ 230